Provisions and other non-current liabilities - Other risks and contingent liabilities (Details)			1 Months Ended	12 Months Ended
	Mar. 15, 2017 company	Apr. 28, 2016 employee	Sep. 30, 2020 company	Dec. 31, 2017 subsidiary company
FERC
Disclosure of contingent liabilities
Number of former employees issued order to show cause | employee		2
Number of companies involved in class action lawsuit	3
Disputing relating to climate
Disclosure of contingent liabilities
Number of subsidiaries assigned for liability in climate change | subsidiary				2
Number of other companies and professional associations contesting court's competence				34
Number of other oil companies against which indemnity claim was launched			30
Contingent liabilities - legal proceedings | Disputing relating to climate
Disclosure of contingent liabilities
Number of subsidiaries assigned for liability in climate change | subsidiary				2